EQUITY METHOD INVESTMENT	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT

7. EQUITY METHOD INVESTMENT

In May 2026, the Company and other partners incorporated a limited liability partnership. The Company holds 25.64% equity interests in the partnership. The limited-partnership agreement contains no contractual restriction or specified term governing the holding period of partnership interests. Given our 25.64% equity interest provides us with significant influence over the investee’s operating and financial decisions, the investment is accounted for under the equity-method pursuant to ASC 323-30.

A summary of financial information for our equity method investee is as follows:

As of June 30,
2026
ASSETS
Current assets
Cash and cash equivalents	$13,413,924
Prepaid expenses and other current assets	4,421,453
Total current assets	17,835,377
Total non current assets	-
Total assets	$17,835,377

LIABILITY AND SHAREHOLDERS’ EQUITY
Total liability	-

Additional paid-in capital	17,771,544
Retained earnings	701
Accumulated other comprehensive (loss) income	63,132
Total shareholders’ equity	17,835,377
Total liability and shareholders’ equity	17,835,377
Company equity method investments	4,572,796

For the six months ended June 30, 2026
USD
Revenues	$-
Cost of revenues	-
Gross Profit	-
Interest income, net	701
Net income	$701